Investment for Funds at Fair Value through Profit or Loss (Details)	Feb. 12, 2025 USD ($)
Investment for Funds at Fair Value through Profit or Loss [Abstract]
Invested in an open-end fund at a cost	$ 2,299,975
Lock-up period	1 year